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REZA PISHVA

reza.pishva@dechert.com +1 213 808 5736 Direct

March 25, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C 20549-1090

Re:   RBC Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of RBC Funds Trust, an open-end management investment company (the “Trust”), electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing an XBRL interactive data file. This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 2 disclosures filed with the Securities and Exchange Commission on March 5, 2014 (SEC Accession No. 000897101-14-000268) for the Trust in connection with the Prospectus dated March 3, 2014, as supplemented. No fee is required in connection with this filing.

Please direct any comments or questions on the enclosed materials to the undersigned at (213) 808-5736. Thank you in advance for your consideration.

Very truly yours,

/s/ Reza Pishva

Reza Pishva

Enclosures